Stock-Based Compensation - Summary Of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Beginning Balance	7,997,004
Number of Shares, Options granted	88,050,000
Number of Shares, Options expired	(181,478)
Number of Shares, Options forfeited	(192,833)
Number of Shares, Ending Balance	95,672,693	7,997,004
Number of Shares, Vested and Exercisable	3,478,648
Number of Shares, Vested and Exercisable and Expected to Vest	95,672,693
Weighted- Average Exercise Price, Beginning Balance	$ 1.78
Weighted- Average Exercise Price, Options granted	0.25
Weighted- Average Exercise Price, Options expired	4.16
Weighted- Average Exercise Price, Options forfeited	1.22
Weighted- Average Exercise Price, Ending Balance	0.37	$ 1.78
Weighted- Average Exercise Price, Vested and Exercisable	2.56
Weighted- Average Exercise Price, Vested and Exercisable and Expected to Vest	$ 0.37
Weighted- Average Remaining Contractual Life (Years)	9 years 8 months 23 days	7 years 6 months 10 days
Weighted- Average Remaining Contractual Life (Years), Options granted	9 years 10 months 28 days
Weighted- Average Remaining Contractual Life (Years), Vested and Exercisable	6 years 5 months 4 days
Weighted- Average Remaining Contractual Life (Years), Vested and Exercisable and Expected to Vest	9 years 8 months 23 days
Aggregate Intrinsic Value, Beginning Balance	$ 10
Aggregate Intrinsic Value, Options granted	5,283
Aggregate Intrinsic Value, Options expired	4
Aggregate Intrinsic Value, Options forfeited	6
Aggregate Intrinsic Value, Ending Balance	5,467	$ 10
Aggregate Intrinsic Value, Vested and Exercisable	58
Aggregate Intrinsic Value, Vested and Exercisable and Expected to Vest	$ 5,467
Weighted- Average Remaining Contractual Life (Years)	9 years 8 months 23 days	7 years 6 months 10 days
2010 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Options granted		0
Incentive Stock Options And Non Qualified Stock Options [Member] | 2010 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Beginning Balance	7,997,004	5,134,332
Number of Shares, Options granted		4,490,000
Number of Shares, Options exercised		(1,121)
Number of Shares, Options expired		(1,044,717)
Number of Shares, Options forfeited		(581,490)
Number of Shares, Ending Balance		7,997,004	5,134,332
Number of Shares, Vested and Exercisable		3,110,107
Number of Shares, Vested and Exercisable and Expected to Vest		7,997,004
Weighted- Average Exercise Price, Beginning Balance	$ 1.78		$ 3.4
Weighted- Average Exercise Price, Options granted		$ 0.27
Weighted- Average Exercise Price, Options expired		2.67
Weighted- Average Exercise Price, Options forfeited		2.3
Weighted- Average Exercise Price, Ending Balance		1.78
Weighted- Average Exercise Price, Vested and Exercisable		2.87
Weighted- Average Exercise Price, Vested and Exercisable and Expected to Vest		$ 1.78
Weighted- Average Remaining Contractual Life (Years)		7 years 6 months 10 days	6 years 6 months
Weighted- Average Remaining Contractual Life (Years), Options granted		8 years 6 months
Weighted- Average Remaining Contractual Life (Years), Vested and Exercisable		6 years 7 months 20 days
Weighted- Average Remaining Contractual Life (Years), Vested and Exercisable and Expected to Vest		7 years 6 months 10 days
Aggregate Intrinsic Value, Beginning Balance	$ 10	$ 61
Aggregate Intrinsic Value, Ending Balance		10	$ 61
Aggregate Intrinsic Value, Vested and Exercisable		18
Aggregate Intrinsic Value, Vested and Exercisable and Expected to Vest		$ 10
Weighted- Average Remaining Contractual Life (Years)		7 years 6 months 10 days	6 years 6 months